Cover	Aug. 31, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2021
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Entity File Number	001-38698
Entity Registrant Name	ANAPLAN, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0897861
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	742-8199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Trading Symbol	PLAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001540755
Amendment Flag	false
Entity Address, Address Line One	50 Hawthorne Street
Entity Address, City or Town	San Francisco
Pre-commencement Issuer Tender Offer	false